Equity-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of period (in shares) | shares	0
Granted (in shares) | shares	682,685
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	0
Vested (in shares) | shares	0
Outstanding and unvested at end of period (in shares) | shares	682,685
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	27.16
Exercised (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Vested (in dollars per share) | $ / shares	0
Outstanding at end of period (in dollars per share) | $ / shares	$ 27.16